Net financial expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Net financial expenses
The following table summarizes the FCA Group’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Interest income and other financial income	€117	€261	€249

Financial expenses:
Interest expense and other financial expenses:	596	784	929
Interest expense on notes	321	370	422
Interest expense on borrowings from bank	209	181	259
Other interest cost and financial expenses	66	233	248
Interest on lease liabilities(1)	94	88	—
Write-down of financial assets	10	21	6
Losses on disposal of securities	—	2	6
Net interest expense on employee benefits provisions	218	298	276
Total Financial expenses	918	1,193	1,217
Net expenses from derivative financial instruments and exchange rate differences	187	73	88
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,105	1,266	1,305

Net Financial expenses	€988	€1,005	€1,056
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(1) Interest on lease liabilities previously recognized in accordance with IAS 17 during the year ended December 31, 2018 was not material for reclassification.